Quarterly Holdings Report
for

Fidelity® Real Estate High Income Fund

February 28, 2021

REHI-QTLY-0421
1.814099.116

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 3.8%
	Principal Amount	Value
Convertible Bonds - 0.8%
Diversified Financial Services - 0.6%
Colony Capital Operating Co. LLC 5.75% 7/15/25 (a)	$1,540,000	$4,205,590
Homebuilders/Real Estate - 0.2%
PennyMac Corp. 5.5% 11/1/24	1,699,000	1,704,309

TOTAL CONVERTIBLE BONDS		5,909,899

Nonconvertible Bonds - 3.0%
Consumer Products - 0.1%
Nordstrom, Inc. 8.75% 5/15/25 (a)	545,000	607,572
Gaming - 0.2%
Caesars Entertainment, Inc. 6.25% 7/1/25 (a)	1,690,000	1,789,279
Healthcare - 0.3%
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,433,000	1,477,452
Sabra Health Care LP 3.9% 10/15/29	795,000	828,266
		2,305,718
Homebuilders/Real Estate - 1.6%
Adams Homes, Inc. 7.5% 2/15/25 (a)	1,215,000	1,266,638
DTZ U.S. Borrower LLC 6.75% 5/15/28 (a)	685,000	740,519
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (a)	2,290,000	2,288,865
iStar Financial, Inc.:
4.25% 8/1/25	3,630,000	3,643,613
4.75% 10/1/24	2,805,000	2,878,631
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	333,000	344,921
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (a)	385,000	387,888
7.625% 6/15/25 (a)	310,000	337,640
Service Properties Trust 7.5% 9/15/25	1,095,000	1,245,186
		13,133,901
Hotels - 0.7%
Marriott Ownership Resorts, Inc. 4.75% 1/15/28	3,250,000	3,273,530
Times Square Hotel Trust 8.528% 8/1/26 (a)	2,118,378	2,315,338
		5,588,868
Telecommunications - 0.1%
Uniti Group, Inc. 7.875% 2/15/25 (a)	1,195,000	1,279,923

TOTAL NONCONVERTIBLE BONDS		24,705,261

TOTAL CORPORATE BONDS
(Cost $27,104,449)		30,615,160

Asset-Backed Securities - 4.4%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (a)	1,553,000	1,723,448
Series 2015-SFR1 Class E, 5.639% 4/17/52 (a)	3,096,223	3,364,538
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (a)	3,728,000	4,138,944
Class XS, 0% 10/17/52 (a)(b)(c)(d)	2,597,333	26
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 3.9527% 6/26/34 (a)(b)(e)	52,010	178,097
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1 month U.S. LIBOR + 1.500% 3.3464% 3/20/50 (a)(b)(d)(e)	750,000	75
Class E, 1 month U.S. LIBOR + 2.100% 3.9464% 3/20/50 (a)(b)(d)(e)	2,670,000	267
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 3.9123% 1/28/40 (a)(b)(d)(e)	2,931,686	293
DataBank Issuer, LLC Series 2021-1A:
Class B, 2.65% 2/27/51 (a)	903,000	903,090
Class C, 4.43% 2/27/51 (a)	1,500,000	1,512,300
Home Partners America Trust Series 2019-2 Class F, 3.866% 10/19/39 (a)	2,153,565	2,130,056
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 2.756% 7/17/34 (a)(b)(e)	772,000	772,900
Class F, 1 month U.S. LIBOR + 3.530% 3.645% 7/17/34 (a)(b)(e)	1,912,000	1,912,835
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 2.456% 7/17/37 (a)(b)(e)	2,045,000	2,055,033
Merit Securities Corp. Series 13 Class M1, 7.7764% 12/28/33 (b)	900,359	935,063
Progress Residential Trust:
Series 2018-SFR2 Class F, 4.953% 8/17/35 (a)	567,000	573,703
Series 2019-SFR3 Class G, 4.116% 9/17/36 (a)	998,000	1,009,118
Series 2019-SFR4 Class F, 3.684% 10/17/36 (a)	4,527,000	4,583,586
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (a)	1,638,000	1,650,959
Class H, 5.268% 4/17/37 (a)	462,000	474,267
Series 2020-SFR3 Class H, 6.234% 10/17/27 (a)	966,000	975,773
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 3 month U.S. LIBOR + 2.650% 2.899% 2/5/36 (a)(b)(d)(e)	2,863,984	215
Class E, 3 month U.S. LIBOR + 4.500% 4.749% 2/5/36 (a)(b)(d)(e)	1,083,463	81
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 4.6951% 12/5/36 (a)(b)(d)(e)	5,338,550	400
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (a)	664,000	691,114
Series 2018-SFR1 Class F, 4.96% 5/17/37 (a)	1,440,000	1,522,948
Series 2019-SFR1 Class F, 3.745% 3/17/38 (a)	2,121,000	2,196,929
Series 2020-SFR1 Class F, 4.882% 7/17/38 (a)	574,000	611,641
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (a)	2,142,000	2,197,436
TOTAL ASSET-BACKED SECURITIES
(Cost $43,139,629)		36,115,135

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (a)(b)(d)	33,060	5,173
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.581% 2/25/42 (a)(b)	32,539	8,797
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.8425% 1/25/42 (a)(b)(d)	23,583	900
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.5248% 6/25/43 (b)(f)	117,862	31,743
Class 2B5, 3.5248% 6/25/43 (b)(d)(f)	200	0

TOTAL U.S. GOVERNMENT AGENCY		41,440

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $60,503)		46,613

Commercial Mortgage Securities - 78.7%
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.212% 4/15/35 (a)(b)(e)	1,456,000	1,311,463
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 2.412% 6/15/35 (a)(b)(e)	663,000	633,115
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-AHT Class C, 1 month U.S. LIBOR + 2.000% 2.112% 3/15/34 (a)(b)(e)	910,000	899,910
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 2.062% 4/15/36 (a)(b)(e)	4,028,000	3,865,079
Series 2015-200P Class F, 3.5958% 4/14/33 (a)(b)	2,588,000	2,666,359
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (a)	4,416,000	4,061,856
Series 2017-BNK6 Class D, 3.1% 7/15/60 (a)	2,593,000	2,272,442
Series 2017-BNK8:
Class D, 2.6% 11/15/50(a)	4,653,000	4,182,082
Class E, 2.8% 11/15/50 (a)	2,625,000	1,825,652
Series 2018-BN12 Class D, 3% 5/15/61 (a)	2,082,000	1,788,252
Series 2019-BN18:
Class D, 3% 5/15/62 (a)	4,284,000	3,969,258
Class E, 3% 5/15/62 (a)	1,302,000	1,146,341
Series 2019-BN19 Class D, 3% 8/15/61 (a)	3,753,000	3,506,107
Series 2019-BN20 Class D, 2.5% 9/15/62 (a)	3,994,000	3,632,155
Series 2019-BN21 Class E, 2.5% 10/17/52 (a)	2,210,000	1,879,178
Series 2019-BN22 Class D, 2.5% 11/15/62 (a)	2,465,000	2,233,411
Series 2020-BN26 Class D, 2.5% 3/15/63 (a)	1,269,000	1,121,391
Series 2020-BN27 Class D, 2.5% 4/15/63 (a)	921,000	832,234
Series 2020-BN28 Class E, 2.5% 3/15/63 (a)	903,000	713,553
Series 2020-BN29 Class E, 2.5% 11/15/53 (a)	1,064,000	897,685
Series 2020-BN30:
Class E, 2.5% 12/15/53 (a)	735,000	620,111
Class MCDG, 2.9182% 12/15/53 (b)	2,949,000	2,495,548
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class D, 3.25% 2/15/50 (a)	2,201,000	2,018,252
Barclays Commercial Mortgage Securities LLC Series 2019-C5:
Class D, 2.5% 11/15/52 (a)	726,000	640,414
Class E, 2.5% 11/15/52 (a)	2,545,000	1,902,225
BBCMS Mortgage Trust:
sequential payer Series 2020-C8 Class E, 2.25% 10/15/53 (a)	3,013,000	2,312,827
Series 2016-ETC Class D, 3.6089% 8/14/36 (a)(b)	1,749,000	1,428,118
Series 2020-C6 Class E, 2.4% 2/15/53 (a)	1,512,000	1,126,553
Series 2020-C7 Class D, 3.605% 4/15/53 (a)(b)	840,000	820,396
Benchmark Mortgage Trust:
sequential payer:
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (a)(b)	1,680,000	1,603,893
Class 225E, 3.2943% 12/15/62 (a)(b)	1,132,000	1,012,629
Series 2020-B20 Class E, 2% 10/15/53 (a)	2,100,000	1,612,797
Series 2018-B7:
Class D, 3% 5/15/53 (a)(b)	833,000	717,875
Class E, 3% 5/15/53 (a)(b)	833,000	643,829
Series 2019-B12 Class D, 3% 8/15/52 (a)	1,562,000	1,427,569
Series 2020-B18:
Class AGNG, 4.3885% 7/15/53 (a)(b)	4,074,000	3,947,871
Class D, 2.25% 7/15/53 (a)	1,500,000	1,282,618
Series 2020-B21:
Class D, 2% 12/17/53 (a)	1,638,000	1,351,789
Class E, 2% 12/17/53 (a)	1,533,000	1,192,360
Series 2020-B22 Class E, 2% 1/15/54 (a)	1,826,000	1,438,861
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (a)(b)	3,049,000	2,503,903
BFLD Trust floater Series 2020-EYP Class G, 1 month U.S. LIBOR + 4.850% 4.962% 10/15/35 (a)(b)(e)	2,019,000	2,026,623
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 3.05% 8/15/36 (a)(b)(e)	1,165,500	1,162,570
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA:
Class E, 1 month U.S. LIBOR + 1.950% 2.0631% 3/15/37 (a)(b)(e)	3,260,000	3,263,004
Class F, 1 month U.S. LIBOR + 2.470% 2.5831% 3/15/37 (a)(b)(e)	1,801,000	1,802,087
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 2.112% 11/15/32 (a)(b)(e)	819,000	817,217
Series 2020-BXLP Class G, 1 month U.S. LIBOR + 2.500% 2.612% 12/15/36 (a)(b)(e)	6,623,574	6,622,241
Series 2020-FOX Class G, 1 month U.S. LIBOR + 4.750% 4.862% 11/15/32 (a)(b)(e)	1,000,000	1,007,505
Series 2020-VIVA:
Class D, 3.667% 3/11/44 (a)(b)	9,422,000	9,430,768
Class E, 3.667% 3/11/44 (a)(b)	5,938,000	5,701,149
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 4.362% 7/15/34 (a)(b)(e)	2,444,600	2,435,361
Series 2018-IND:
Class G, 1 month U.S. LIBOR + 2.050% 2.162% 11/15/35 (a)(b)(e)	683,900	685,104
Class H, 1 month U.S. LIBOR + 3.000% 3.112% 11/15/35 (a)(b)(e)	1,271,900	1,272,299
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.3486% 10/15/36 (a)(b)(e)	1,974,000	1,875,430
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 3.712% 4/15/34 (a)(b)(e)	3,255,000	3,059,883
Series 2019-XL:
Class F, 1 month U.S. LIBOR + 2.000% 2.112% 10/15/36 (a)(b)(e)	1,307,183	1,308,104
Class J, 1 month U.S. LIBOR + 2.650% 2.762% 10/15/36 (a)(b)(e)	16,724,729	16,730,534
Series 2021-LBA:
Class FJV, 1 month U.S. LIBOR + 2.400% 2.512% 2/15/36 (a)(b)(e)	1,225,000	1,225,676
Class FV, 1 month U.S. LIBOR + 2.400% 2.512% 2/15/36 (a)(b)(e)	711,000	711,419
Series 2021-MFM1:
Class F, 1 month U.S. LIBOR + 3.000% 3.1123% 1/15/34 (a)(b)(e)	834,000	834,521
Class G, 1 month U.S. LIBOR + 3.900% 4.0123% 1/15/34 (a)(b)(e)	417,000	417,001
Series 2019-OC11:
Class C, 3.856% 12/9/41 (a)	2,405,000	2,576,976
Class E, 4.0755% 12/9/41 (a)(b)	7,251,000	7,408,809
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (a)(b)	3,093,000	2,914,576
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 3.362% 12/15/37 (a)(b)(e)	9,995,000	10,016,272
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (a)	4,073,000	3,345,643
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.5176% 5/10/35 (a)(b)	4,069,000	4,045,800
Series 2013-GC15 Class D, 5.1807% 9/10/46 (a)(b)	7,323,000	7,375,630
Series 2016-C3 Class D, 3% 11/15/49 (a)	4,412,000	3,382,943
Series 2019-GC41:
Class D, 3% 8/10/56 (a)	2,273,000	2,099,167
Class E, 3% 8/10/56 (a)	1,848,000	1,535,805
Series 2019-GC43 Class E, 3% 11/10/52 (a)	2,772,000	2,420,422
Series 2020-420K Class E, 3.3118% 11/10/42 (a)	2,081,000	1,959,935
Series 2020-GC46:
Class D, 2.6% 2/15/53 (a)	2,756,000	2,375,435
Class E, 2.6% 2/15/53 (a)	329,000	259,543
COMM Mortgage Trust:
floater Series 2018-HCLV Class G, 1 month U.S. LIBOR + 5.050% 5.1683% 9/15/33 (a)(b)(e)	1,487,000	1,195,820
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (a)(d)	2,840,000	1,846,738
Series 2012-CR1:
Class D, 5.3543% 5/15/45 (a)(b)	7,226,000	5,549,621
Class G, 2.462% 5/15/45 (a)(d)	2,322,000	494,202
Series 2013-CR10 Class D, 4.7891% 8/10/46 (a)(b)	3,673,000	3,647,417
Series 2013-LC6 Class D, 4.3132% 1/10/46 (a)(b)	5,644,000	5,429,357
Series 2014-CR15 Class D, 4.7408% 2/10/47 (a)(b)	1,060,000	1,088,427
Series 2014-CR17 Class E, 4.8468% 5/10/47 (a)(b)(d)	589,000	347,354
Series 2014-LC17 Class C, 4.5527% 10/10/47 (b)	752,000	783,341
Series 2014-UBS2 Class D, 4.993% 3/10/47 (a)(b)	3,454,000	2,902,272
Series 2015-3BP Class F, 3.2384% 2/10/35 (a)(b)	4,405,000	4,219,046
Series 2017-CD4 Class D, 3.3% 5/10/50 (a)	3,234,000	2,849,160
Series 2019-CD4 Class C, 4.3497% 5/10/50 (b)	3,977,000	4,195,620
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (a)	1,146,000	1,040,206
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.7731% 11/10/49 (b)	1,680,000	1,344,042
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8307% 8/15/45 (a)(b)	789,000	733,120
Class E, 4.8307% 8/15/45 (a)(b)	5,385,400	4,137,996
Class F, 4.25% 8/15/45 (a)	7,162,000	4,283,854
Series 2014-CR2 Class G, 4.25% 8/15/45 (a)(d)	1,556,000	519,047
Core Industrial Trust floater Series 2019-CORE Class E, 1 month U.S. LIBOR + 1.900% 2.012% 12/15/31 (a)(b)(e)	2,982,000	2,942,686
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 2.9968% 11/13/39 (a)(b)	2,772,000	2,619,147
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (a)	510,720	309,863
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4 Class F, 1 month U.S. LIBOR + 2.650% 2.762% 5/15/36 (a)(b)(e)	1,512,000	1,512,942
Series 2020-FACT Class F, 1 month U.S. LIBOR + 6.150% 6.269% 10/15/37 (a)(b)(e)	2,100,000	2,136,193
Series 2019-UVIL Class E, 3.2833% 12/15/41 (a)(b)	2,289,000	1,916,805
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (a)	3,902,000	3,147,849
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (a)(b)	1,890,000	1,823,407
Series 2017-CX9 Class D, 4.1481% 9/15/50 (a)(b)	1,615,000	1,272,264
Series 2019-C15 Class C, 4.98% 3/15/52 (b)	3,132,000	3,354,837
CSMC Trust:
floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 4.462% 7/15/32 (a)(b)(e)	2,686,000	2,175,732
Series 2017-MOON Class E, 3.1965% 7/10/34 (a)(b)	1,132,000	1,097,034
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (a)(b)	833,000	864,695
Class E, 4.9345% 1/10/34 (a)(b)	4,264,000	4,322,536
DBGS Mortgage Trust:
floater Series 2018-BIOD Class G, 1 month U.S. LIBOR + 2.500% 2.6122% 5/15/35 (a)(b)(e)	4,083,811	4,090,192
Series 2018-C1:
Class C, 4.6352% 10/15/51 (b)	777,000	828,482
Class D, 2.8852% 10/15/51 (a)(b)	3,459,000	3,139,822
Series 2019-1735 Class F, 4.1946% 4/10/37 (a)(b)	1,000,000	818,326
DBUBS Mortgage Trust Series 2011-LC1A:
Class F, 5.4963% 11/10/46 (a)(b)	7,292,000	7,154,468
Class G, 4.652% 11/10/46 (a)	7,812,000	7,752,406
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/45 (a)(b)	1,029,000	928,249
Freddie Mac:
pass-thru certificates Series K013 Class X3, 4.5791% 1/25/43 (b)(c)	244,281	426
Series KAIV Class X2, 3.5908% 6/25/41 (b)(c)	2,316,000	1,139
GPMT, Ltd. / GPMT LLC floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.0611% 11/21/35 (a)(b)(e)	1,227,000	1,212,304
GS Mortgage Securities Corp. II Series 2010-C1 Class B, 5.148% 8/10/43 (a)	1,311,000	1,275,648
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 2.762% 10/15/36 (a)(b)(e)	2,550,000	2,255,563
Series 2019-SOHO Class E, 1 month U.S. LIBOR + 1.870% 1.9866% 6/15/36 (a)(b)(e)	4,894,000	4,640,379
GS Mortgage Securities Trust:
Series 2011-GC5:
Class D, 5.3473% 8/10/44 (a)(b)	1,929,752	1,179,011
Class E, 5.3473% 8/10/44 (a)(b)(d)	2,432,000	1,359,695
Class F, 4.5% 8/10/44 (a)(d)	4,308,000	430,800
Series 2012-GC6:
Class D, 5.6505% 1/10/45 (a)(b)	3,753,000	3,287,804
Class E, 5% 1/10/45 (a)(b)	2,984,000	2,082,485
Series 2012-GC6I Class F, 5% 1/10/45 (b)(d)	1,508,000	659,748
Series 2012-GCJ7:
Class D, 5.6186% 5/10/45 (a)(b)	8,756,500	8,172,324
Class F, 5% 5/10/45 (a)(d)	3,433,000	916,414
Series 2012-GCJ9 Class D, 4.7399% 11/10/45 (a)(b)	4,238,000	4,127,582
Series 2013-GC12 Class D, 4.4516% 6/10/46 (a)(b)	869,000	771,494
Series 2013-GC13 Class D, 4.0838% 7/10/46 (a)(b)	5,470,000	3,525,964
Series 2013-GC16:
Class D, 5.3107% 11/10/46 (a)(b)	3,923,000	3,906,770
Class F, 3.5% 11/10/46 (a)	2,530,000	1,849,028
Series 2016-GS2 Class D, 2.753% 5/10/49 (a)	2,058,050	1,909,849
Series 2017-GS6 Class D, 3.243% 5/10/50 (a)	4,676,000	4,276,743
Series 2019-GC38 Class D, 3% 2/10/52 (a)	1,162,000	1,083,039
Series 2019-GC39 Class D, 3% 5/10/52 (a)	2,830,000	2,627,555
Series 2019-GC40:
Class D, 3% 7/10/52 (a)	2,079,000	1,934,721
Class DBF, 3.5497% 7/10/52 (a)(b)	2,523,000	2,243,196
Series 2019-GC42:
Class D, 2.8% 9/1/52 (a)	4,807,000	4,351,592
Class E, 2.8% 9/1/52 (a)	2,519,000	2,222,189
Series 2019-GS5 Class C, 4.299% 3/10/50 (b)	2,499,000	2,605,388
Series 2019-GSA1 Class E, 2.8% 11/10/52 (a)	1,655,000	1,239,363
Series 2020-GC45:
Class D, 2.85% 2/13/53 (a)	2,289,000	2,049,940
Class SWD, 3.2185% 12/13/39 (a)(b)	1,764,000	1,644,418
Series 2020-GC47 Class D, 3.4554% 5/12/53 (a)(b)	756,000	746,184
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 5.95% 11/21/23 (a)(b)(e)	6,468,000	6,469,941
Hilton U.S.A. Trust:
Series 2016-HHV:
Class E, 4.1935% 11/5/38 (a)(b)	3,079,000	3,153,781
Class F, 4.1935% 11/5/38 (a)(b)	5,977,000	5,921,765
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (a)	1,556,000	1,565,326
Class F, 6.1552% 11/5/35 (a)	3,595,000	3,621,404
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (a)	1,535,750	1,548,909
Class F, 4.101% 9/17/39 (a)	249,194	255,614
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.4431% 7/10/39 (a)(b)	1,947,000	1,973,914
Series 2019-55HY Class F, 2.9428% 12/10/41 (a)(b)	1,617,000	1,525,816
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 2.2623% 6/15/34 (a)(b)(e)	1,704,469	1,691,274
Class FFL, 1 month U.S. LIBOR + 2.850% 2.9623% 6/15/34 (a)(b)(e)	699,501	690,100
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (a)	2,083,000	2,045,994
JP Morgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2018-LAQ Class C, 1 month U.S. LIBOR + 1.600% 1.712% 6/15/32 (a)(b)(e)	1,528,800	1,528,772
Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 2.272% 7/15/36 (a)(b)(e)	2,292,000	2,263,267
Class F, 1 month U.S. LIBOR + 3.000% 3.112% 7/15/36 (a)(b)(e)	777,000	762,423
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (a)	2,771,000	2,778,529
Class FFX, 4.6254% 1/16/37 (a)	2,388,000	2,269,869
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (a)	604,000	487,133
Series 2014-C26 Class D, 3.8796% 1/15/48 (a)(b)	2,329,000	2,286,736
Series 2015-C32 Class C, 4.651% 11/15/48 (b)	1,500,000	1,303,813
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.42% 12/15/49 (a)(b)	2,418,000	2,020,512
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.087% 12/15/49 (a)(b)	3,867,000	3,231,792
Series 2017-C7 Class D, 3% 10/15/50 (a)	1,813,000	1,605,087
Series 2018-C8 Class D, 3.2432% 6/15/51 (a)(b)	1,171,000	987,567
Series 2019-COR6:
Class D, 2.5% 11/13/52 (a)	1,354,000	1,223,299
Class E, 2.5% 11/13/52 (a)	2,582,000	2,204,998
Series 2020-COR7 Class D, 1.75% 5/13/53 (a)	1,535,000	1,261,773
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class D, 5.1332% 6/15/45 (a)(b)	3,373,000	2,707,338
Class E, 5.1332% 6/15/45 (a)(b)	3,206,000	1,574,776
Class F, 4% 6/15/45 (a)(d)	3,743,000	1,117,033
Class G 4% 6/15/45 (a)(d)	4,129,000	830,415
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.7002% 2/15/46 (a)(b)	3,008,000	881,280
Class G, 4.409% 2/15/46 (a)(b)(d)	1,082,000	171,315
Class H, 4.409% 2/15/46 (a)(b)(d)	2,622,000	125,493
Series 2011-C4:
Class C, 5.3423% 7/15/46 (a)(b)	1,664,000	1,667,673
Class D, 5.48% 7/15/46 (a)(b)	2,500,000	2,483,797
Class F, 3.873% 7/15/46 (a)	494,000	484,759
Class H, 3.873% 7/15/46 (a)	2,683,000	2,578,693
Class NR, 3.873% 7/15/46 (a)	1,322,500	1,169,868
Series 2013-LC11:
Class D, 4.1669% 4/15/46 (b)	3,677,000	2,667,278
Class E, 3.25% 4/15/46 (a)(b)	104,000	66,441
Class F, 3.25% 4/15/46 (a)(b)(d)	5,894,000	2,572,082
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (a)(b)	3,213,000	355,347
Class E, 3.8046% 6/10/27 (a)(b)	4,232,000	158,375
Series 2018-AON Class F, 4.6132% 7/5/31 (a)(b)	2,150,000	2,139,141
Series 2019-OSB Class E, 3.7828% 6/5/39 (a)(b)	2,350,000	2,348,128
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 2.112% 5/15/36 (a)(b)(e)	3,483,000	3,344,607
Liberty Street Trust Series 2016-225L Class E, 4.6485% 2/10/36 (a)(b)	2,063,000	2,167,542
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (a)(b)	1,976,000	1,769,242
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (a)(b)	1,144,000	1,074,492
Class E, 3.4767% 2/10/42 (a)(b)	841,000	746,985
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	1,666,000	1,572,967
Series 2012-C5 Class E, 4.6745% 8/15/45 (a)(b)	889,000	893,823
Series 2012-C6 Class D, 4.6054% 11/15/45 (a)(b)	3,633,000	3,591,750
Series 2012-C6, Class F, 4.6054% 11/15/45 (a)(b)(d)	1,575,000	1,067,408
Series 2013-C12 Class D, 4.7628% 10/15/46 (a)(b)(d)	3,996,000	3,171,108
Series 2013-C13:
Class D, 4.8981% 11/15/46 (a)(b)	5,150,000	4,635,333
Class E, 4.8981% 11/15/46 (a)(b)	1,666,000	1,253,332
Series 2013-C8 Class D, 4.0558% 12/15/48 (a)(b)	1,883,000	1,801,069
Series 2013-C9:
Class D, 4.119% 5/15/46 (a)(b)	4,440,000	3,910,234
Class E, 4.119% 5/15/46 (a)(b)	1,594,370	1,314,224
Series 2016-C30 Class D, 3% 9/15/49 (a)	798,000	567,167
Series 2017-C33 Class D, 3.356% 5/15/50 (a)	2,932,000	2,710,490
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (a)(b)	49,070	49,747
Series 2011-C2:
Class D, 5.3979% 6/15/44 (a)(b)	6,083,000	5,052,990
Class F, 5.3979% 6/15/44 (a)(b)	3,015,000	1,704,323
Series 2011-C3:
Class C, 5.2442% 7/15/49 (a)(b)	2,061,000	2,007,985
Class D, 5.2442% 7/15/49 (a)(b)	8,074,000	7,238,306
Class E, 5.2442% 7/15/49 (a)(b)	2,610,000	2,020,785
Class F, 5.2442% 7/15/49 (a)(b)(d)	984,000	605,379
Class G, 5.2442% 7/15/49 (a)(b)(d)	3,536,800	1,251,626
Series 2012-C4 Class D, 5.4184% 3/15/45 (a)(b)	1,624,000	1,234,701
Series 2015-MS1 Class D, 4.0312% 5/15/48 (a)(b)	4,300,000	3,795,232
Series 2015-UBS8 Class D, 3.18% 12/15/48 (a)	1,747,000	976,452
Series 2016-BNK2 Class C, 3% 11/15/49 (a)	4,506,000	3,650,490
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 2.712% 11/15/34 (a)(b)(e)	916,000	921,131
Series 2018-MP Class E, 4.276% 7/11/40 (a)(b)	2,499,000	2,202,789
Series 2020-CNP Class D, 2.4276% 4/5/42 (a)(b)	1,043,000	864,356
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.775% 7/15/33 (a)(b)	32,534	32,504
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.920% 7.0385% 8/15/24 (a)(b)(e)	593,047	570,487
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 4.362% 8/15/34 (a)(b)(e)	8,997,045	9,016,833
MRCD Series 2019-PARK:
Class G, 2.7175% 12/15/36 (a)	10,373,000	9,786,558
Class J, 4.25% 12/15/36 (a)	6,790,000	6,318,388
MSCCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (a)	4,258,395	4,229,529
Class E, 6.8087% 11/15/34 (a)	1,727,200	1,642,723
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (a)(b)	1,014,000	787,791
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 2.8623% 6/15/35 (a)(b)(e)	262,000	249,153
Class WAN2, 1 month U.S. LIBOR + 3.750% 3.8623% 6/15/35 (a)(b)(e)	222,000	210,342
Series 2018-285M Class F, 3.7904% 11/15/32 (a)(b)	909,000	890,219
Series 2018-TECH:
Class E, 1 month U.S. LIBOR + 2.250% 2.3623% 11/15/34 (a)(b)(e)	638,000	635,172
Class F, 1 month U.S. LIBOR + 3.000% 3.1123% 11/15/34 (a)(b)(e)	96,000	88,866
Class G, 1 month U.S. LIBOR + 4.000% 4.1123% 11/15/34 (a)(b)(e)	572,000	489,883
Series 2019-10K:
Class E, 4.1346% 5/15/39 (a)(b)	984,000	937,530
Class F, 4.1346% 5/15/39 (a)(b)	3,014,000	2,675,773
Series 2019-1776:
Class E, 3.9017% 10/15/36 (a)	2,268,000	2,230,925
Class F, 4.2988% 10/15/36 (a)	3,589,000	3,410,961
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (a)(b)	1,754,950	1,798,528
Class AMZ3, 3.5% 1/15/37 (a)(b)	822,675	823,681
Class MSK3, 3.25% 12/15/36 (a)(b)	855,550	827,841
Progress Residential Trust Series 2019-SFR3 Class F, 3.867% 9/17/36 (a)	1,228,000	1,254,890
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	1,771,603	2,038,821
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.4771% 9/15/39 (a)(b)	3,206,000	2,957,105
Series 2020-COVE:
Class F, 3.7276% 3/15/37 (a)(b)	3,105,000	2,873,020
Class G, 3.7276% 3/15/37 (a)(b)	858,000	704,793
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class F, 5.5158% 8/15/39 (b)	4,452,000	3,886,675
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.5688% 5/10/45 (a)(b)	3,272,000	2,585,720
Class E, 5% 5/10/45 (a)(b)(d)	1,911,000	1,079,069
Class F, 5% 5/10/45 (a)(b)(d)	2,484,000	363,600
Series 2018-C8 Class C, 4.7017% 2/15/51 (b)	756,000	826,670
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (a)(b)	2,090,000	1,205,984
Series 2012-WRM Class C, 4.238% 6/10/30 (a)(b)	890,000	745,161
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class C, 6.0502% 1/10/45 (a)(b)	672,000	646,769
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2020-SOP Class E, 1 month U.S. LIBOR + 2.710% 2.8222% 1/15/35 (a)(b)(e)	1,066,000	1,055,366
Series 2021-SAVE:
Class D, 1 month U.S. LIBOR + 2.500% 2.65% 2/15/40 (a)(b)(e)	791,000	793,911
Class E, 1 month U.S. LIBOR + 3.650% 3.8% 2/15/40 (a)(b)(e)	563,000	565,774
sequential payer Series 2020-C57 Class D, 2.5% 8/15/53 (a)	2,108,000	1,813,703
Series 2012-LC5:
Class D, 4.7581% 10/15/45 (a)(b)	6,116,000	6,232,693
Class E, 4.7581% 10/15/45 (a)(b)	1,051,000	1,030,068
Class F, 4.7581% 10/15/45 (a)(b)	588,000	453,992
Series 2015-NXS4 Class D, 3.6989% 12/15/48 (b)	1,834,000	1,821,685
Series 2016-BNK1 Class D, 3% 8/15/49 (a)	1,526,000	997,465
Series 2016-C35 Class D, 3.142% 7/15/48 (a)	3,894,000	3,082,259
Series 2016-NXS6 Class D, 3.059% 11/15/49 (a)	4,250,000	3,427,556
Series 2017-RB1 Class D, 3.401% 3/15/50 (a)	1,824,000	1,698,627
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (d)	1,252,600	99,865
Series 2011-C3:
Class D, 5.575% 3/15/44 (a)(b)	5,103,000	2,622,215
Class E, 5% 3/15/44 (a)	1,258,000	180,977
Class F, 5% 3/15/44 (a)	2,421,350	113,351
Series 2011-C4:
Class D, 5.1928% 6/15/44 (a)(b)	1,616,000	1,439,868
Class E, 5.1928% 6/15/44 (a)(b)(d)	1,274,000	772,113
Series 2011-C5:
Class D, 5.6556% 11/15/44 (a)(b)	2,978,000	2,952,842
Class E, 5.6556% 11/15/44 (a)(b)	4,203,655	4,080,641
Class F, 5.25% 11/15/44 (a)(b)	3,930,000	3,249,866
Class G, 5.25% 11/15/44 (a)(b)	1,255,150	982,320
Series 2012-C6 Class D, 5.5788% 4/15/45 (a)(b)	2,707,000	2,748,818
Series 2012-C7:
Class E, 4.804% 6/15/45 (a)(b)	1,514,000	227,162
Class F, 4.5% 6/15/45 (a)(d)	1,470,000	73,511
Class G, 4.5% 6/15/45 (a)(d)	4,218,750	422
Series 2012-C8:
Class D, 4.8845% 8/15/45 (a)(b)	833,000	812,348
Class E, 4.8845% 8/15/45 (a)(b)	1,167,000	895,491
Series 2013-C11:
Class D, 4.2554% 3/15/45 (a)(b)	1,865,000	1,817,057
Class E, 4.2554% 3/15/45 (a)(b)	4,999,000	4,135,111
Series 2013-C13 Class D, 4.1391% 5/15/45 (a)(b)	1,499,000	1,467,019
Series 2013-C16 Class D, 5.0164% 9/15/46 (a)(b)	668,000	531,240
Series 2013-UBS1 Class D, 5.0396% 3/15/46 (a)(b)	2,638,000	2,537,954
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/36 (a)(b)	4,695,000	4,200,924
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (a)(b)	1,638,000	1,406,506
Class PR2, 3.516% 6/5/35 (a)(b)	4,354,000	3,374,943
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $687,174,183)		645,511,075
	Shares	Value

Common Stocks - 0.7%
Homebuilders/Real Estate - 0.7%
Colony Capital, Inc.	300,000	1,776,000
iStar Financial, Inc.	216,200	3,831,064
TOTAL COMMON STOCKS
(Cost $4,158,480)		5,607,064

Preferred Stocks - 2.7%
Convertible Preferred Stocks - 0.2%
Homebuilders/Real Estate - 0.2%
RLJ Lodging Trust Series A, 1.95%	70,550	1,815,252
Nonconvertible Preferred Stocks - 2.5%
Diversified Financial Services - 0.7%
AGNC Investment Corp. Series E 6.50% (b)	147,792	3,617,948
MFA Financial, Inc. Series B, 7.50%	80,525	1,960,784
		5,578,732
Homebuilders/Real Estate - 1.8%
American Homes 4 Rent Series D, 6.50%	12,161	310,714
Capstead Mortgage Corp. Series E, 7.50%	87,175	2,183,734
Colony Capital, Inc.:
Series H, 7.125%	76,200	1,847,850
Series I, 7.15%	71,600	1,732,720
DiamondRock Hospitality Co. 8.25%	25,800	687,570
Dynex Capital, Inc. Series C 6.90% (b)	57,707	1,456,525
iStar Financial, Inc.:
Series G, 7.65%	74,400	1,877,856
Series I, 7.50%	1	25
Rexford Industrial Realty, Inc. Series B, 5.875%	91,475	2,332,613
UMH Properties, Inc. Series C, 6.75%	98,998	2,478,910
		14,908,517

TOTAL NONCONVERTIBLE PREFERRED STOCKS		20,487,249

TOTAL PREFERRED STOCKS
(Cost $21,788,916)		22,302,501
	Principal Amount	Value

Bank Loan Obligations - 3.7%
Air Transportation - 0.7%
Hanjin International Corp. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.5% 12/23/22 (b)(d)(e)(g)	5,480,000	5,466,300
Diversified Financial Services - 1.6%
Agellan Portfolio 9% 8/7/25 (b)(d)(g)	908,000	908,000
Extell Boston 5.154% 8/31/21 (b)(d)(g)	866,526	866,526
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 8.75% 11/15/22 (b)(d)(e)(g)	11,246,000	11,246,000

TOTAL DIVERSIFIED FINANCIAL SERVICES		13,020,526

Homebuilders/Real Estate - 0.6%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (b)(d)(e)(g)	2,193,648	2,193,648
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8708% 8/21/25 (b)(e)(g)	2,932,836	2,911,368
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 2/8/25 (b)(e)(g)	34,890	34,747

TOTAL HOMEBUILDERS/REAL ESTATE		5,139,763

Hotels - 0.3%
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (b)(e)(g)	920,682	883,329
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.12% 5/11/24 (b)(e)(g)	1,695,924	1,683,561

TOTAL HOTELS		2,566,890

Services - 0.3%
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (b)(e)(g)	353,225	382,366
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (b)(e)(g)	2,023,500	1,956,886

TOTAL SERVICES		2,339,252

Telecommunications - 0.2%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.87% 4/11/25 (b)(e)(g)	1,623,534	1,616,666
TOTAL BANK LOAN OBLIGATIONS
(Cost $30,158,260)		30,149,397

Preferred Securities - 0.0%
Homebuilders/Real Estate - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (a)(d)	3,000,000	60,000
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38(a)(d)	3,100,000	310
TOTAL PREFERRED SECURITIES
(Cost $6,004,704)		60,310
	Shares	Value

Money Market Funds - 6.7%
Fidelity Cash Central Fund 0.07% (h)
(Cost $54,897,529)	54,886,551	54,897,529
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $874,486,653)		825,304,784
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(5,342,895)
NET ASSETS - 100%		$819,961,889

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $667,538,055 or 81.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Level 3 security

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,743 or 0.0% of net assets.

 (g) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 3.5248% 6/25/43	9/29/03	$47,863
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 3.5248% 6/25/43	9/29/03	$27

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,988
Total	$8,988

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker, and the values reflected may differ from the amount that would be realized if the securities were sold.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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